Reclassifications Out of Accumulated Other Comprehensive Loss	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Reclassifications Of Accumulated Other Comprehensive Loss [Abstract]
Reclassifications Out of Accumulated Other Comprehensive Loss
Note 3: Reclassifications out of Accumulated Other Comprehensive Loss

(in thousands)	For the Three Months Ended March 31, 2021
Details about Accumulated Other Comprehensive Loss	Amount Reclassified out of Accumulated Other Comprehensive Loss (1)	Affected Line Item in the Consolidated Statements of Income and Comprehensive Income
Unrealized gains (losses) on available-for-sale securities:	$—	Net gain (losses) on securities
	—	Income tax expense

	$—	Net gain (losses) on securities, net of tax

Unrealized loss on cash flow hedges:	$(5,891)	Interest expense
	1,617	Income tax benefit

	$(4,274)	Net loss on cash flow hedges, net of tax

Amortization of defined benefit pension plan items:
Past service liability	$62	Included in the computation of net periodic credit (2)
Actuarial losses	(1,743)	Included in the computation of net periodic cost (2)

	(1,681)	Total before tax
	462	Income tax benefit

	$(1,219)	Amortization of defined benefit pension plan items, net of tax

Total reclassifications for the period	$(5,493)

(1)	Amounts in parentheses indicate expense items.
(2)	See Note 8, “Pension and Other Post-Retirement Benefits,” for additional information.

NOTE 3: RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE LOSS

(in thousands)	For the Twelve Months Ended December 31, 2020
Details about Accumulated Other Comprehensive Loss	Amount Reclassified out of Accumulated Other Comprehensive Loss (1)	Affected Line Item in the Consolidated Statements of Income and Comprehensive Income
Unrealized gains on available-for-sale securities:	$683	Net gain on securities
	(188)	Income tax expense

	$495	Net gain on securities, net of tax

Unrealized gains on cash flow hedges:	$(11,767)	Interest expense
	3,236	Income tax benefit

	$(8,531)	Net gain on cash flow hedges, net of tax

Amortization of defined benefit pension plan items:
Past service liability	$249	Included in the computation of net periodic credit (2)
Actuarial losses	(7,352)	Included in the computation of net periodic cost (2)

	(7,103)	Total before tax
	1,953	Income tax benefit

	$(5,150)	Amortization of defined benefit pension plan items, net of tax

Total reclassifications for the period	$(13,186)

(1)	Amounts in parentheses indicate expense items.
(2)	See Note 14, “Employee Benefits,” for additional information.